Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net Estimated Useful Lives

Property and equipment, net are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Schedule of Acquired Intangible Assets, Net Estimated Average Useful Lives

Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

License and related trademarks	10-15 years
Completed technology	5 years
Customer relationship	4-5 years

Schedule of Revenue Recognition, Net

The following table presents the totally recognized net revenue from commodities trading business, consisted of:

	Years ended December 31,
	2018	2019
Commodities trading gain (loss)	$(9,864)	$—
Commission income	59,824	—
Carrying charges	—	—
	$49,960	$—

Schedule of Exchange Rates Used in Translation

Translations of amounts from RMB and HK$ into U.S. dollars were made at the following exchange rates for the respective dates and periods:

	At December 31,
	2017	2018	2019
Consolidated balance sheets:
RMB to $1.00	6.5342	6.8632	6.9762
HKD to $1.00	7.8170	7.8329	7.7877

Consolidated statements of operations and comprehensive income:
RMB to $1.00	6.7518	6.6174	6.8985
HKD to $1.00	7.7930	7.8380	7.8346

Schedule of Accounts Receivable by Customers	Details of clients accounting for 10% or more of accounts receivable are as follows:
	Year ended December 31,
	2018		2019
	Amount	%	Amount	%
A	*	*	$5,262,041	20.4%